Regulatory Capital Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters
(21) Regulatory Capital Matters

The amount of dividends payable to the parent company from the subsidiary bank is limited by various banking regulatory agencies.  Upon approval by regulatory authorities, the Bank may pay cash dividends to the parent company in excess of regulatory limitations.  Additionally, the Company suspended the payment of dividends to its stockholders in the third quarter of 2009.  At December 31, 2012, the Company is subject to certain regulatory restrictions that preclude the declaration of or payment of any dividends to its common stockholders, without prior approval from the Federal Reserve Bank.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and, possibly, additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets.  The amounts and ratios as defined in regulations are presented hereafter.  Management believes, as of December 31, 2012, the Company meets all capital adequacy requirements to which it is subject under the regulatory framework for prompt corrective action.  In the opinion of management, there are no conditions or events since prior notification of capital adequacy from the regulators that have changed the institution's category.

The following table summarizes regulatory capital information as of December 31, 2012 and 2011 on a consolidated basis and for its wholly-owned subsidiary, as defined.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$122,630	16.47%	$59,548	8.00%	N/A	N/A
Colony Bank	123,463	16.61	59,474	8.00	$74,342	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	113,283	15.22	29,774	4.00	N/A	N/A
Colony Bank	114,128	15.35	29,737	4.00	44,605	6.00

Tier I Capital to Average Assets
Consolidated	113,283	10.22	44,343	4.00	N/A	N/A
Colony Bank	114,128	10.31	44,282	4.00	55,352	5.00

As of December 31, 2011

Total Capital to Risk-Weighted Assets
Consolidated	$118,913	16.50%	$57,658	8.00%	N/A	N/A
Colony Bank	117,243	16.29	57,584	8.00	$71,980	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	109,822	15.24	28,829	4.00	N/A	N/A
Colony Bank	108,163	15.03	28,792	4.00	43,188	6.00

Tier I Capital to Average Assets
Consolidated	109,822	9.51	46,185	4.00	N/A	N/A
Colony Bank	108,163	9.38	46,117	4.00	57,646	5.00

The Bank is currently subject to a memorandum of understanding (MOU) which requires, among other things, that the Bank maintain minimum capital ratios at specified levels higher than those otherwise required by applicable regulations as follows: Tier 1 capital to total average assets of 8 percent and total risk-based capital to total risk-weighted assets of 10 percent during the life of the MOU.  The MOU also requires that, prior to declaring or paying any cash dividend to the Company, the Bank must obtain written consent of its regulators.  Additional requirements of the MOU are discussed in Part 1, Item 1 of the Company's December 31, 2012 Form 10-K filed with the Securities Exchange Commission on March 12, 2013.  Failure to comply with the terms of the MOU could have an adverse impact on the Company's consolidated financial condition.